Consolidated Statement of Changes in Equity (Statement) R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)	Share capital BRL (R$)	Additional Paid-in Capital BRL (R$)	Treasury Shares BRL (R$)	Capital reserves BRL (R$)	Loss -Hedge activities BRL (R$)	Foreign currency translation reserve BRL (R$)	Accumulated loss BRL (R$)	Total BRL (R$)	Non-controlling interest BRL (R$)
Balance at Dec. 31, 2019	R$ 24,484		R$ 34,247	R$ 0	R$ 0	R$ 0	R$ 0	R$ 53	R$ (9,816)	R$ 24,484	R$ 0
Loss for the year	(19,434)								(19,434)	(19,434)	0
Foreign currency translation differences	843							843		843
Total comprehensive income (loss) for the year	(18,591)							843	(19,434)	(18,591)	0
Transactions with owners of the Group:
Stock option plan	1,800					1,800				1,800
Capital contribution/ Exercise of stock option	21,571		21,571							21,571
Treasury shares	0
Acquisition of non controlling interest	(45,553)								(52,582)	(52,582)	7,029
Balance at Dec. 31, 2020	(16,289)		55,818	0	0	1,800	0	896	(81,832)	(23,318)	7,029
Loss for the year	(68,374)								(68,188)	(68,188)	(186)
Foreign currency translation differences	(1,918)							(1,918)		(1,918)
Total comprehensive income (loss) for the year	(70,292)							(1,918)	(68,188)	(70,106)	(186)
Transactions with owners of the Group:
Transaction with non-controlling interest - Tradimus	10,036								3,889	3,889	6,147
Stock option plan	14,199					14,199				14,199
Capital contribution/ Exercise of stock option	0
Treasury shares	0
Transaction with non-controlling interest - LinkAP	(1,549)								5,654	5,654	(7,203)
Balance at Dec. 31, 2021	(63,895)		55,818	0	0	15,999	0	(1,022)	(140,477)	(69,682)	5,787
Loss for the year	(329,830)								(328,392)	(328,392)	(1,438)
Foreign currency translation differences	(2,477)						0	(2,477)		(2,477)
Hedging activities losses	(3,341)						(3,341)			(3,341)
Total comprehensive income (loss) for the year	(335,648)				0		(3,341)	(2,477)	(328,392)	(334,210)	(1,438)
Transactions with owners of the Group:
Transaction with non-controlling interest - Tradimus	(203)										(203)
Stock option plan	4,025					4,025				4,025
Capital contribution/ Exercise of stock option	276					276				276
Treasury shares	(508)	$ (95)			508					508
Subtotal	(395,953)		55,818	0	(508)	20,300	(3,341)	(3,499)	(468,869)	(400,099)	4,146
Recapitalization of Semantix (1:37.747 exchange ratio)	0		(55,490)	55,490
Subtotal - restructured	(395,953)		328	55,490	(508)	20,300	(3,341)	(3,499)	(468,869)	(400,099)	4,146
SPAC merger transaction	817,378		97	817,281						817,378
Balance at Dec. 31, 2022	R$ 421,425		R$ 425	R$ 872,771	R$ (508)	R$ 20,300	R$ (3,341)	R$ (3,499)	R$ (468,869)	R$ 417,279	R$ 4,146